Subsidiary Guarantors Subsidiary Guarantors Condensed Consolidating Income Statement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsidiary Guarantors [Line Items]
Total revenues	$ 197,372	$ 231,315	$ 241,579
Operations and maintenance	41,426	41,391	32,287
Taxes other than income	12,928	15,343	15,436
General and administrative	53,131	50,990	42,525
Depreciation, Depletion and Amortization	89,444	90,510	66,909
Impairment	214,286	45,289	11,728
OPERATING INCOME (LOSS)	(213,843)	(12,208)	72,694
Interest expense, net	(18,789)	(16,276)	(10,845)
Other non-operating income	0	0	0
Other (expense) income	(1,134)	(4,755)	(11,550)
Income (loss) before income taxes	(233,766)	(33,239)	50,299
Income Tax Expense (Benefit)	(5,595)	(1,093)	(3,350)
Equity in earnings of subsidiaires	0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS	(228,171)	(32,146)	53,649
Discontinued operations, net of tax	(49,808)	(118,456)	19,483
Net income (loss)	(277,979)	(150,602)	73,132
Parent Company [Member]
Subsidiary Guarantors [Line Items]
Total revenues	(3,937)	28,110	37,269
Operations and maintenance	0	0	0
Taxes other than income	0	0	0
General and administrative	13,145	8,745	1,002
Depreciation, Depletion and Amortization	454	296	196
Impairment	0	0	0
OPERATING INCOME (LOSS)	(17,536)	19,069	36,071
Interest expense, net	(17,891)	(16,299)	(10,856)
Other non-operating income	9,025	9,039	8,798
Other (expense) income	(6,904)	(12,189)	(28,589)
Income (loss) before income taxes	(33,306)	(380)	5,424
Income Tax Expense (Benefit)	(1,653)	1,041	(579)
Equity in earnings of subsidiaires	(191,071)	(113,200)	92,295
INCOME (LOSS) FROM CONTINUING OPERATIONS	(222,724)	(114,621)	98,298
Discontinued operations, net of tax	(55,255)	(35,981)	(25,166)
Net income (loss)	(277,979)	(150,602)	73,132
Co-issuer [Member]
Subsidiary Guarantors [Line Items]
Total revenues	0	0	0
Operations and maintenance	0	0	0
Taxes other than income	0	0	0
General and administrative	0	0	0
Depreciation, Depletion and Amortization	0	0	0
Impairment	0	0	0
OPERATING INCOME (LOSS)	0	0	0
Interest expense, net	0	0	0
Other non-operating income	0	0	0
Other (expense) income	0	0	0
Income (loss) before income taxes	0	0	0
Income Tax Expense (Benefit)	0	0	0
Equity in earnings of subsidiaires	0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS	0	0	0
Discontinued operations, net of tax	0	0	0
Net income (loss)	0	0	0
Guarantor Subsidiaries [Member]
Subsidiary Guarantors [Line Items]
Total revenues	201,309	203,205	204,310
Operations and maintenance	41,426	41,391	32,287
Taxes other than income	12,928	15,343	15,436
General and administrative	39,986	42,245	41,523
Depreciation, Depletion and Amortization	88,990	90,214	66,713
Impairment	214,286	45,289	11,728
OPERATING INCOME (LOSS)	(196,307)	(31,277)	36,623
Interest expense, net	(898)	23	11
Other non-operating income	9,298	10,961	5,588
Other (expense) income	(12,553)	(12,566)	2,653
Income (loss) before income taxes	(200,460)	(32,859)	44,875
Income Tax Expense (Benefit)	(3,942)	(2,134)	(2,771)
Equity in earnings of subsidiaires	0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS	(196,518)	(30,725)	47,646
Discontinued operations, net of tax	5,457	(82,457)	44,659
Net income (loss)	(191,061)	(113,182)	92,305
Non-Guarantor Subsidiaries [Member]
Subsidiary Guarantors [Line Items]
Total revenues	0	0	0
Operations and maintenance	0	0	0
Taxes other than income	0	0	0
General and administrative	0	0	0
Depreciation, Depletion and Amortization	0	0	0
Impairment	0	0	0
OPERATING INCOME (LOSS)	0	0	0
Interest expense, net	0	0	0
Other non-operating income	0	0	0
Other (expense) income	0	0	0
Income (loss) before income taxes	0	0	0
Income Tax Expense (Benefit)	0	0	0
Equity in earnings of subsidiaires	0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS	0	0	0
Discontinued operations, net of tax	(10)	(18)	(10)
Net income (loss)	(10)	(18)	(10)
Consolidation, Eliminations [Member]
Subsidiary Guarantors [Line Items]
Total revenues	0	0	0
Operations and maintenance	0	0	0
Taxes other than income	0	0	0
General and administrative	0	0	0
Depreciation, Depletion and Amortization	0	0	0
Impairment	0	0	0
OPERATING INCOME (LOSS)	0	0	0
Interest expense, net	0	0	0
Other non-operating income	(18,323)	(20,000)	(14,386)
Other (expense) income	18,323	20,000	14,386
Income (loss) before income taxes	0	0	0
Income Tax Expense (Benefit)	0	0	0
Equity in earnings of subsidiaires	191,071	113,200	(92,295)
INCOME (LOSS) FROM CONTINUING OPERATIONS	191,071	113,200	(92,295)
Discontinued operations, net of tax	0	0	0
Net income (loss)	$ 191,071	$ 113,200	$ (92,295)